FAIR VALUE MEASUREMENTS - Summary of the changes in the fair value of level 3 Warrant Liabilities (Details) - Level 3 - Private Placement [Member] - Tailwind Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 13,580,000
Change in fair value	(3,686,000)
Transfers out of Level 3 to Level 2	(9,894,000)
Fair value ending	$ 0